Deposits - Summary of Maturity Schedule for Term Deposits (Detail) - Canada [member] - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022
Disclosure Of Deposits [line items]
Term deposit	$ 311,901	$ 284,037
Within three months [member]
Disclosure Of Deposits [line items]
Term deposit	67,485	53,656
Three to six months [member]
Disclosure Of Deposits [line items]
Term deposit	34,684	36,035
Six to twelve months [member]
Disclosure Of Deposits [line items]
Term deposit	68,819	62,891
One to 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	122,864	110,015
Over 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	$ 18,049	$ 21,440